Consolidated Statements of Financial Position (Parenthetical)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Statement of financial position [abstract]
Par value per share (in usd per share) | € / shares		€ 0.01		€ 0.01
Shares issued (in shares) | shares	1,599,589,702		251,408,922		246,262,004
Shares outstanding (in shares) | shares	1,599,589,702		251,408,922		246,262,004
Goodwill	$ 3,676,000		$ 0		$ 0
Digital assets, pledged as collateral for convertible debt	187,191,000		0		0	$ 0
Prepaid expenses	$ 2,213,000		$ 0		$ 0